FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Schedule of financial assets investments
Cibest Corporate Group has securities portfolios at fair value through profit or loss, other comprehensive income and at amortized cost are listed below, as of December 31, 2025 and 2024:
As of December 31, 2025

Financial assets investments	Measurement methodology			Total carrying value, net(1)
	Fair value through profit or loss	Fair value through other comprehensive income, net	Amortized cost, net
In millions of COP
Securities issued by the Colombian Government(2)	12,615,680	2,625,566	137,017	15,378,263
Securities issued by foreign governments	9,776,321	-	344,985	10,121,306
Securities issued by government entities	152,574	-	4,125,782	4,278,356
Corporate bonds	89,471	862,158	934,475	1,886,104
Securities issued by other financial institutions(3)	825,334	63,624	270,365	1,159,323
Total debt instruments(4)	23,459,380	3,551,348	5,812,624	32,823,352
Total equity securities	1,136,645	326,977	-	1,463,622
Total other financial instruments(5)	30,285	-	-	30,285
Total financial assets investments	24,626,310	3,878,325	5,812,624	34,317,259
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025, which had Financial Assets Investment amounting to COP 6,346,573 that were reclassified to Assets related to investments in subsidiaries held for sale. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2)The increase in investments in financial assets measured at fair value through profit or loss is mostly due to the acquisition of Colombian treasury instruments (TES) by Bancolombia S.A.
(3)Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 93,092. For further information on TIPS’ fair value measurement see Note 30. Fair value of assets and liabilities.
(4)At December 31, 2025, Cibest Corporate Group has recognized in the Consolidated Statement of Comprehensive Income COP 34,900 related to debt instruments at fair value through OCI.
(5)Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE”, by Cibest Panamá Assets, S.A, Banagrícola S.A., Inversiones CFNS S.A.S. and Bancolombia S.A.

As of December 31, 2024

Financial assets investments	Measurement methodology			Total carrying value, net
	Fair value through profit or loss	Fair value through other comprehensive income, net	Amortized cost, net
In millions of COP
Securities issued by the Colombian Government	11,644,181	2,683,925	159,323	14,487,429
Securities issued by foreign governments	10,283,450	1,484,546	651,494	12,419,490
Corporate bonds	257,326	639,108	3,612,049	4,508,483
Securities issued by government entities	118,760	-	3,380,491	3,499,251
Securities issued by other financial institutions(1)	731,564	276,837	601,521	1,609,922
Total debt instruments(2)	23,035,281	5,084,416	8,404,878	36,524,575
Total equity securities	537,213	474,097	-	1,011,310
Total other financial instruments(3)	34,385	-	-	34,385
Total financial assets investments	23,606,879	5,558,513	8,404,878	37,570,270
(1)Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 142,945. For further information on TIPS’ fair value measurement see Note 30. Fair value of assets and liabilities.
(2)As of December 31, 2024, Cibest Corporate Group has recognized COP 23,236 in the Consolidated Statement of Comprehensive Income related to debt instruments at fair value through OCI.
(3)Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE” , by Sistema de Inversiones y Negocios, S.A., Banagrícola S.A., Inversiones CFNS S.A.S. and Bancolombia S.A.

Schedule of debt instruments portfolio by maturity
The following tables set forth the debt instruments portfolio by maturity:
As of December 31, 2025

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	2,231,675	6,294,281	2,816,527	1,273,197	12,615,680
Securities issued by foreign governments	8,104,847	984,195	268,725	418,554	9,776,321
Securities issued by other financial institutions	406,122	238,371	96,441	84,400	825,334
Securities issued by government entities	113,317	23,713	457	15,087	152,574
Corporate bonds	1,515	17,735	40,239	29,982	89,471
Subtotal	10,857,476	7,558,295	3,222,389	1,821,220	23,459,380
Fair value through other comprehensive income
Securities issued by the Colombian Government	2,625,566	-	-	-	2,625,566
Corporate bonds	-	40,566	349,647	471,945	862,158
Securities issued by other financial institutions	32,436	31,188	-	-	63,624
Subtotal	2,658,002	71,754	349,647	471,945	3,551,348
Securities at amortized cost
Securities issued by government entities	4,075,492	-	-	50,290	4,125,782
Corporate bonds	-	492,450	338,593	103,432	934,475
Securities issued by foreign governments	135,316	85,834	62,193	61,642	344,985
Securities issued by other financial institutions	64,203	82,772	38,975	84,415	270,365
Securities issued by the Colombian Government	-	44,335	60,492	32,190	137,017
Subtotal	4,275,011	705,391	500,253	331,969	5,812,624
Total debt instruments	17,790,489	8,335,440	4,072,289	2,625,134	32,823,352

As of December 31, 2024

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	1,019,028	6,767,240	1,157,703	2,700,210	11,644,181
Securities issued by foreign governments	7,088,685	1,835,751	651,529	707,485	10,283,450
Securities issued by other financial institutions	192,039	235,209	200,251	104,065	731,564
Corporate bonds	42,395	28,019	41,022	145,890	257,326
Securities issued by government entities	33,854	82,536	2,370	-	118,760
Subtotal	8,376,001	8,948,755	2,052,875	3,657,650	23,035,281
Fair value through other comprehensive income
Securities issued by the Colombian Government	2,648,354	35,571	-	-	2,683,925
Securities issued by foreign governments	169,992	648,246	497,967	168,341	1,484,546
Corporate bonds	-	73,409	60,922	504,777	639,108
Securities issued by other financial institutions	119,479	51,275	49,744	56,339	276,837
Subtotal	2,937,825	808,501	608,633	729,457	5,084,416
Securities at amortized cost
Corporate bonds	56,847	1,086,392	847,742	1,621,068	3,612,049
Securities issued by government entities	3,330,223	-	-	50,268	3,380,491
Securities issued by foreign governments	143,911	162,996	85,772	258,815	651,494
Securities issued by other financial institutions	201,944	44,699	271,793	83,085	601,521
Securities issued by the Colombian Government	-	51,260	46,598	61,465	159,323
Subtotal	3,732,925	1,345,347	1,251,905	2,074,701	8,404,878
Total debt instruments	15,046,751	11,102,603	3,913,413	6,461,808	36,524,575

Schedule of the equity instruments designated at fair value through OCI analyzed by listing status
The following table details the equity instruments designated at fair value through OCI analyzed by listing status:

Equity securities	Carrying amount
	December 31, 2025(1)	December 31, 2024
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia	2	2
Equity securities listed in foreign countries	73,149	76,795
Equity securities unlisted:
Asociación Gremial de Instituciones Financieras Credibanco S.A.	125,732	109,011
Transacciones y Transferencias, S. A.	35,116	55,401
Compañía de Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.	34,035	18,913
Cámara de Riesgo Central de Contraparte de Colombia S.A.	20,406	17,385
Pexton Holdings Limited	8,917	-
Suncolombia SAS	5,636	-
Derecho Fiduciario Inmobiliaria Cadenalco	4,260	4,212
Telered S.A.(1)	-	160,761
Others(1)	19,724	31,617
Total equity securities at fair value through OCI	326,977	474,097
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

Schedule of the detail of the securities pledged as collateral
The detail of the securities pledged as collateral as of December 31, 2025, and 2024 is as follows:
As of December 31, 2025

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by foreign governments	Up to 3 months	Time deposits	233,712
Securities issued by foreign governments	Between 3 and 6 months	Time deposits	48,367
Securities issued by foreign governments	Between 6 and 12 months	Time deposits	151,841
Securities issued by foreign governments	Between 6 and 12 months	Foreign issuers	1,900
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	90,558
Subtotal investments pledged as collateral in money market			526,378
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Between 6 and 12 months	TES - Treasury instruments	315,314
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	1,687,494
Subtotal investments pledged as collateral in derivative operations			2,002,808
Total securities pledged as collateral			2,529,186
As of December 31, 2024

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by foreign governments	Up to 3 months	Time deposits	43,424
Securities issued by foreign governments	Between 6 and 12 months	Bonds	26,314
Securities issued by foreign governments	Between 6 and 12 months	Time deposits	109,792
Securities issued by foreign governments	Greater than 12 months	Bonds	48,841
Securities issued by foreign governments	Greater than 12 months	Time deposits	166,849
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	491,472
Securities issued by other financial institutions	Between 3 and 6 months	Time deposits	5,037
Securities issued by other financial institutions	Between 6 and 12 months	Time deposits	4,019
Securities issued by other financial institutions	Greater than 12 months	Bonds	1,876
Securities issued by other financial institutions	Greater than 12 months	Time deposits	29,058
Subtotal investments pledged as collateral in money market			926,682
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	68,903
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	414,296
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	200,561
Securities issued by foreign governments	Between 6 and 12 months	Foreign issuers	2,229
Subtotal investments pledged as collateral in derivative operations			685,989
Total securities pledged as collateral			1,612,671

Schedule of changes in debt securities
The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at fair value through other comprehensive income and amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:
As of December 31, 2025

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Stage 3	Total(1)
In millions of COP
Gross carrying amount as at 1 January 2025	12,998,652	454,065	36,577	13,489,294
Reclassification to assets held for sale(1)	(4,188,943)	(100,495)	(36,577)	(4,326,015)
Transfer from stage 1 to stage 2(2)	(137,017)	137,017	-	-
Transfer from stage 2 to stage 1(3)	13,435	(13,435)	-	-
Sales and maturities	(6,740,567)	-	-	(6,740,567)
Purchases and renewals	4,570,660	2,490,647	-	7,061,307
Valuation and payments	(50,949)	135,439	-	84,490
Foreign Exchange	(152,209)	(52,328)	-	(204,537)
Gross carrying amount as at 31 December 2025	6,313,062	3,050,910	-	9,363,972
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2)Stage transfer in Colombian treasury instruments (TES) by Bancolombia Panamá S.A. and Bancolombia Puerto Rico Internacional Inc.
(3)Stage transfer in foreign issuers by Bancolombia Panamá S.A. and Bancolombia Puerto Rico Internacional Inc.

As of December 31, 2024

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Gross carrying amount as at 1 January 2024	12,760,342	205,133	30,784	12,996,259
Transfer from stage 1 to stage 2(1)	(294,440)	294,440	-	-
Transfer from stage 2 to stage 1(2)	12,678	(12,678)	-	-
Sales and maturities	(7,928,390)	(171,505)	-	(8,099,895)
Purchases and renewals	7,975,932	129,455	-	8,105,387
Valuation and payments	(125,564)	3,806	984	(120,774)
Foreign Exchange	598,094	5,414	4,809	608,317
Gross carrying amount as at 31 December 2024	12,998,652	454,065	36,577	13,489,294
(1)Stage transfer in corporate bonds by Banistmo S.A., Bancolombia Puerto Rico Internacional Inc and Bancolombia Panamá S.A.
(2)Stage transfer in corporate bonds by Banagrícola S.A.

Schedule of provisions for the debt instruments portfolio using the expected credit losses model	The following table shows the impairment detail for the debt instruments portfolio using the expected credit losses model:
As of December 31, 2025

Concept	Stage 1	Stage 2	Total(1)
In millions of COP
Securities at amortized cost, net	5,387,280	425,344	5,812,624
Carrying amount	5,399,656	429,664	5,829,320
Loss allowance	(12,376)	(4,320)	(16,696)
Securities at fair value through other comprehensive income(2)	925,782	2,625,566	3,551,348
Total debt instruments portfolio measure at fair value through OCI and amortized cost	6,313,062	3,050,910	9,363,972
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2)Loss allowance of investments at fair value through OCI corresponds to COP 4,174 classified in stage 1 to COP 1,757 and in stage 2 to COP 2,417; the loss allowance decrease in relation to 2024 from COP (2,338) is due to the acquisition of instruments from COP 2,874, and the decrease from COP (3,116) is due because Banistmo S.A. was considered as assets held for sale, and from COP (1,397) in sales and maturities and COP (699) in net provisions recognized during the period.

As of December 31, 2024

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Securities at amortized cost, net	7,975,158	393,143	36,577	8,404,878
Carrying amount	8,008,567	401,263	53,985	8,463,815
Loss allowance	(33,409)	(8,120)	(17,408)	(58,937)
Securities at fair value through other comprehensive income(1)	5,023,494	60,922	-	5,084,416
Total debt instruments portfolio measure at fair value through OCI and amortized cost	12,998,652	454,065	36,577	13,489,294
(1)Loss allowance of investments at fair value through OCI corresponds to COP 6,513 classified in stage 1 to COP 5,734.
Schedule of the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income
The following table sets forth the changes in the allowance for debt instruments measured at amortized cost:
As of December 31, 2025

Concept	Stage 1	Stage 2	Stage 3	Total(1)
In millions of COP
Loss allowance of January 1, 2025	33,409	8,120	17,408	58,937
Reclassification to assets held for sale(1)	(21,583)	(2,413)	(17,408)	(41,404)
Transfer from stage 1 to stage 2(2)	(1,568)	1,568	-	-
Transfer from stage 2 to stage 1(3)	14	(14)	-	-
Sales and maturities	(7,690)	-	-	(7,690)
New debt instruments purchased	10,252	-	-	10,252
Net provisions recognized during the period	15	(2,262)	-	(2,247)
Foreign Exchange(4)	(473)	(679)	-	(1,152)
Loss allowance of December 31, 2025	12,376	4,320	-	16,696
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2)Stage transfer in Colombian treasury instruments (TES) by Bancolombia Panamá S.A. and Bancolombia Puerto Rico Internacional Inc.
(3)Stage transfer in foreign issuers by Bancolombia Panamá S.A. and Bancolombia Puerto Rico Internacional Inc.
(4)The decrease is due to the variation in the market representative rate during the year 2025.

As of December 31, 2024

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Loss allowance of January 1, 2024	29,939	11,913	13,951	55,803
Transfer from stage 1 to stage 2(1)	(3,213)	3,213	-	-
Transfer from stage 2 to stage 1(2)	298	(298)	-	-
Sales and maturities	(11,187)	(5,895)	-	(17,082)
New debt instruments purchased(3)	13,296	3,114	-	16,410
Net provisions recognized during the period	1,465	(4,482)	1,214	(1,803)
Foreign Exchange(4)	2,811	555	2,243	5,609
Loss allowance of December 31, 2024	33,409	8,120	17,408	58,937
(1)Stage transfer in corporate bonds by Banistmo S.A., Bancolombia Puerto Rico Internacional Inc and Bancolombia Panamá S.A.
(2)Stage transfer in corporate bonds by Banagrícola S.A.
(3)Impairment is mainly in securities issued by corporate bonds in Banistmo S.A., Bancolombia Panamá S.A. and Bancolombia S.A. and government entities by Bancolombia S.A.
(4)The increase is due to the variation in the market representative rate during the year 2024.
As of December 31, 2023

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Loss allowance of January 1, 2023	29,881	35,020	-	64,901
Transfer from stage 1 to stage 3(1)	(13,951)	-	13,951	-
Transfer from stage 2 to stage 1(1)	129	(129)	-	-
Sales and maturities	(9,459)	-	-	(9,459)
New debt instruments purchased	10,497	-	-	10,497
Net provisions recognized during the period	19,030	(17,882)	-	1,148
Foreign Exchange	(6,188)	(5,096)	-	(11,284)
Loss allowance of December 31, 2023	29,939	11,913	13,951	55,803
(1) Stage transfer in corporate bonds by Banistmo S.A.

Schedule of the carrying values of bank's derivatives by type of risk
The following table sets forth the carrying values of Cibest Corporate Group’s derivatives by type of risk as of December 31, 2025 and 2024:

Derivatives	December 31, 2025(1)	December 31, 2024
In millions of COP
Forwards
Assets
Foreign exchange contracts	2,895,452	1,084,830
Equity contracts	59,140	51,645
Subtotal assets	2,954,592	1,136,475
Liabilities
Foreign exchange contracts	2,719,599	972,295
Equity contracts	8,163	1,367
Subtotal liabilities	2,727,762	973,662
Total forwards(2)	226,830	162,813
Swaps
Assets
Foreign exchange contracts	1,068,740	1,463,256
Interest rate contracts	278,454	236,033
Subtotal assets	1,347,194	1,699,289
Liabilities
Foreign exchange contracts	1,268,754	1,332,431
Interest rate contracts	371,179	291,068
Subtotal liabilities	1,639,933	1,623,499
Total swaps(3)	(292,739)	75,790
Options
Assets
Foreign exchange contracts	116,077	102,378
Subtotal assets	116,077	102,378
Liabilities
Foreign exchange contracts	146,935	82,482
Subtotal liabilities	146,935	82,482
Total options	(30,858)	19,896
Derivative assets	4,417,863	2,938,142
Derivative liabilities	4,514,630	2,679,643
(1)The accumulated amount as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025, which recorded derivatives totaling COP 17,932 and derivative liabilities of
COP 19,379. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
(2)At December 31, 2025, mainly at Bancolombia, there is a increase in both the active and passive forwards contracts compared to those in effect as December 31, 2024, due to volatility in the exchange rate, pricing nodes, and curves for 2025
(3)At December 31, 2025, mainly at Bancolombia, there is a variation in active and passive swap exposures due to volatility in the exchange rate, pricing nodes, and market expectations for 2026

Schedule of the remaining contractual life of the derivatives portfolio
The following table sets forth the remaining contractual life of the derivatives portfolio:
As of December 31, 2025

	Forwards	Swaps	Options	Total
In millions of COP
Assets	2,954,592	1,347,194	116,077	4,417,863
Less than 1 year	2,875,220	317,806	106,506	3,299,532
Between 1 and 3 years	79,361	477,666	9,571	566,598
Greater than 3 years	11	551,722		551,733
Liabilities	2,727,762	1,639,933	146,935	4,514,630
Less than 1 year	2,672,446	373,109	133,948	3,179,503
Between 1 and 3 years	55,311	717,476	12,987	785,774
Greater than 3 years	5	549,348		549,353
As of December 31, 2024

	Forwards	Swaps	Options	Total
In millions of COP
Assets	1,136,475	1,699,289	102,378	2,938,142
Less than 1 year	1,105,226	440,817	96,891	1,642,934
Between 1 and 3 years	31,249	651,770	5,487	688,506
Greater than 3 years		606,702		606,702
Liabilities	973,662	1,623,499	82,482	2,679,643
Less than 1 year	943,804	376,346	76,537	1,396,687
Between 1 and 3 years	29,858	604,473	5,945	640,276
Greater than 3 years		642,680		642,680

Schedule of collateral for derivatives
The table below presents the collateral amounts posted under derivatives contracts as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
In millions of COP
Collateral granted	2,502,088	1,157,880
Collateral received	764,034	378,767

Schedule of unrecognised gains or (losses) for derivatives trading at the initial moment
The table below presents the unrecognized gains or (losses) for derivatives trading at the initial moment, due to use of valuation techniques for which not all inputs were observable market data:
As of December 31, 2025

	Forward	Swaps	Options	Total
In millions of COP
Balance at January 1, 2025	42,974	(23,207)	36,437	56,204
New trades	551,506	94,684	127,482	773,672
Amortization	(528,355)	(35,451)	(136,604)	(700,410)
Early cancellations and level transfers	(6,877)	(34,993)	(6,381)	(48,251)
Balance at December 31, 2025	59,248	1,033	20,934	81,215
As of December 31, 2024

	Forward	Swaps	Options	Total
In millions of COP
Balance at January 1, 2024	36,289	(13,630)	63,068	85,727
New trades	702,001	(978)	117,125	818,148
Amortization	(687,024)	(8,767)	(130,767)	(826,558)
Early cancellations and level transfers	(8,292)	168	(12,989)	(21,113)
Balance at December 31, 2024	42,974	(23,207)	36,437	56,204

Schedule of derivative instruments subject to enforceable master netting agreements and other similar agreements
The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the Consolidated Statement of Financial Position as of December 31, 2025 and 2024 by derivative and by risk:
As of December 31, 2025

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Forwards	2,895,452	2,719,599
Swaps	1,068,740	1,268,754
Options	116,077	146,935
Interest rate contracts
Swaps	278,454	371,179
Equity contracts
Forwards	59,140	8,163
Gross derivative assets/liabilities	4,417,863	4,514,630
Offsetting of derivatives
Derivative financial instruments in the Consolidated Statement of Financial Position	4,417,863	4,514,630
Master netting agreements	(4,417,863)	(4,046,024)
Collateral received/paid		(468,606)
Total derivative financial instruments assets/ liabilities before collateral and Master netting agreements
As of December 31, 2024

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Forwards	1,084,830	972,295
Swaps	1,463,256	1,332,431
Options	102,378	82,482
Interest rate contracts
Swaps	236,033	291,068
Equity contracts
Forwards	51,645	1,367
Gross derivative assets/liabilities	2,938,142	2,679,643
Offsetting of derivatives	-	-
Derivative financial instruments in the Consolidated Statement of Financial Position	2,938,142	2,679,643
Master netting agreements	(2,540,752)	(2,679,643)
Collateral received/paid	(378,767)
Total derivative financial instruments assets/ liabilities before collateral and Master netting agreements	18,623

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows
As of December 31, 2025, on the Consolidated Statement of Financial Position, Cibest Corporate Group held the following instruments to hedge exposures to changes in foreign currency and interest rates which have a maturity of less than one year:

As of December 31, 2025

	Maturity	Total
	Less than 1 year
In millions of COP (Except average rate)
Foreign currency risk
Forward exchange contracts
Notional amount of hedging instruments	169,069	169,069
Average rate of hedging instruments (COP/USD)	4,047
As of December 31, 2024

	Maturity	Total
	Less than 1 year
In millions of COP (Except average rate)
Foreign currency risk
Forward exchange contracts
Notional amount of hedging instruments	6,614	6,614
Average rate of hedging instruments (COP/USD)	4,496
Interest rate risk
Interest rate swaps
Notional amount of hedging instruments	188,000	188,000
Average fixed interest rate	8.63%

Disclosure of detailed information about hedging instruments
The impacts of the hedging instrument on the Consolidated Statement of Financial Position as of December 31, 2025, are as follows:

As of December 31, 2025

	Notional amount	Carrying amount		Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period
		Assets	Liabilities
In millions of COP
Foreign currency risk
Forward exchange contracts(1)	169,069	-	-	Derivative financial instruments	(5,587)
Interest rate risk
Interest rate swaps(1)	-	-	-	Derivative financial instruments	-

As of December 31, 2024

	Notional amount	Carrying amount		Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period
		Assets	Liabilities
In millions of COP
Foreign currency risk
Forward exchange contracts(1)	6,614	-	-	Derivative financial instruments	(65)
Interest rate risk
Interest rate swaps(1)	188,000	-	-	Derivative financial instruments	281
(1) The net balance between the rights and obligations of derivatives negotiated through risk chambers (or novated therein) is zero, given their daily clearing and settlement.

The impacts of hedged items on the Consolidated Statement of Financial Position as of December 31, 2025, are as follows:
As of December 31, 2025

	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve (OCI)	Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied
In millions of COP
Foreign currency risk
Forecast transactions	5,587	5,587	-
Interest rate risk
Deposits	-	-	-

As of December 31, 2024

	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve (OCI)	Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied
In millions of COP
Foreign currency risk
Forecast transactions	65	(65)	-
Interest rate risk
Deposits	(298)	281	-

The effects of the cash flow hedge in the Consolidated Statement of Income and Consolidated Statement of Comprehensive Income as of December 31, 2025, are as follows:

As of December 31, 2025

	Total hedging gain/(loss) recognized in OCI	Ineffectiveness recognized in profit or loss	Line item in the Consolidated Statement of Income that includes the recognized hedge ineffectiveness	Amount reclassified from OCI to profit or loss	Line item in the Consolidated Statement of Income that includes the reclassification adjustment
In millions of COP
Foreign currency risk
Forecast transactions	(6,082)	47	Other operating income	513	Other administrative and general expenses
Interest rate risk
Deposits	135	-	Other operating income	(416)	Interest expense
As of December 31, 2024

	Total hedging gain/(loss) recognized in OCI	Ineffectiveness recogniszed in profit or loss	Line item in the Consolidated Statement of Income that includes the recognized hedge ineffectiveness	Amount reclassified from OCI to profit or loss	Line item in the Consolidated Statement of Income that includes the reclassification adjustment
In millions of COP
Foreign currency risk
Forecast transactions	(65)	-	Other operating income	-	Other administrative and general expenses
Interest rate risk
Deposits	416	-	Other operating income	(135)	Interest expense

Set out below is the reconciliation of each component of equity and the analysis of Other Comprehensive Income as of December 31, 2025:

As of December 31, 2025

	Foreign currency risk	Interest rate risk	Total
In millions of COP
As of January 1, 2025			-
Total hedging (loss)/gain recognized in OCI	(6,082)	135	(5,947)
Amount reclassified to profit or loss	560	(416)	144
Amount included in the cost of nonfinancial items	-	-	-
Total cash flow hedging	(5,522)	(281)	(5,803)
Income tax	(26)	113	87
As of December 31, 2025	(5,548)	(168)	(5,716)
As of December 31, 2024

	Foreign currency risk	Interest rate risk	Total
In millions of COP
As of January 1, 2025			-
Total hedging (loss)/gain recognized in OCI	(65)	416	351
Amount reclassified to profit or loss	-	(135)	(135)
Amount included in the cost of nonfinancial items	-	-	-
Total cash flow hedging	(65)	281	216
Income tax	26	(113)	(87)
As of December 31, 2025	(39)	168	129
As of December 31, 2025 and 2024, Cibest Corporate Group maintained the following instruments to hedge exposures to foreign currency changes and interest rates:
As of December 31, 2025

	Maturity
	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
In millions of COP
Interest rate risk
Interest rate swaps
Notional amount	12,363,000	-	1,813,500	-	14,176,500
Average fixed interest rate	8.76%	-%	8.6%	-%

As of December 31, 2024

	Maturity
	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
In millions of COP
Interest rate risk
Interest rate swaps
Notional amount	-	134,000	-	-	134,000
Average fixed interest rate	-%	8.22%	-%	-%

The impacts of the hedging instrument on the Consolidated Statement of Financial Position as of December 31, 2025, is as follows:

As of December 31, 2025

	Notional amount	Carrying amount		Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period
		Assets	Liabilities
In millions of COP
Interest rate risk
Interest rate swaps(1)	14,176,500	-	-	Derivative financial instruments	160,036

As of December 31, 2024

	Notional amount	Carrying amount		Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period
		Assets	Liabilities
In millions of COP
Interest rate risk
Interest rate swaps(1)	134,000	-	-	Derivative financial instruments	(1,044)
(1) The net balance between the rights and obligations of derivatives negotiated through risk chambers (or novated therein) is zero, given their daily clearing and settlement. The instrument has a maturity of 1 to 3 years at an average fixed interest rate of —%, for further details on maturity, see Note 15 Deposits by customers.

The impacts of hedged items on the Consolidated Statement of Financial Position as of December 31, 2025, is as follows:

As of December 31, 2025

	Carrying amount	Accumulated fair value adjustments	Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period	Accumulated amount of fair value hedge adjustments remaining in the Statement of Financial Position for any hedged items that have ceased to be adjusted for hedging gains and losses
In millions of COP
Interest rate risk
Deposits	15,670,372	(160,765)	Deposits by customers	160,765	-
As of December 31, 2024

	Carrying amount	Accumulated fair value adjustments	Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period	Accumulated amount of fair value hedge adjustments remaining in the Statement of Financial Position for any hedged items that have ceased to be adjusted for hedging gains and losses
In millions of COP
Interest rate risk
Deposits	128,454	(963)	Deposits by customers	963	-
The effects of the cash flow hedge in the Consolidated Statement of Income and Consolidated Statement of Comprehensive Income as of December 31, 2025, is as follows:

As of December 31, 2025

	Ineffectiveness recognized in profit or loss	Line item in the Consolidated Statement of Income that includes the recognized hedge ineffectiveness
In millions of COP
Interest rate risk
Deposits	729	Other operating income

As of December 31, 2024

	Ineffectiveness recognized in profit or loss	Line item in the Consolidated Statement of Income that includes the recognized hedge ineffectiveness
In millions of COP
Interest rate risk
Deposits	(81)	Other operating income

Schedule of hedging instruments of net foreign investment
The book value and covered portion of the investment are listed below:

	December 31, 2025			December 31, 2024
	Net assets in foreign operations covered	Net assets in foreign operations not hedged	Net assets in foreign operations	Net assets in foreign operations covered	Net assets in foreign operations not hedged	Net assets in foreign operations
In thousands of USD
Banistmo S.A. (1)	-	-	-	884,544	1,723,889	2,608,433
Bancolombia Panamá S.A. (2)	287,000	97,470	384,470	-	-	-
Bancolombia Puerto Rico Internacional Inc. (2)	141,000	45,481	186,481	-	-	-
Sucursal Panamá (2)	100,000	12,124	112,124	-	-	-
Total	528,000	155,075	683,075	884,544	1,723,889	2,608,433
(1) In May 2025, the partial spin-off of assets and liabilities from Bancolombia S.A. to Grupo Cibest S.A. was completed. In this transaction, Banistmo S.A. was spun off to Grupo Cibest S.A. As a result, the hedge accounting of the net assets of a foreign operation on Banistmo was completely discontinued.
(2)As of May 2025, subordinated bonds maturing in 2027 and 2034 were designated as hedging instruments for the net assets of a foreign operation in Bancolombia Panama, Bancolombia Puerto Rico, and the Panama Branch, with the aim of mitigating the impact of exchange rate differences on the financial statements of the Cibest Consolidated Group.
As of December 31, 2025

Debt securities issued designated as a hedging instrument
In thousands of USD
Opening date	Expiration date	Rate	Principal balance	Designated capital as a hedged instrument
18/10/2017	18/10/2027	7.03%	461,707	428,000
24/06/2024	24/12/2034	8.82%	800,000	100,000
Total debt securities issued			1,261,707	528,000

As of December 31, 2024

Debt securities issued designated as a hedging instrument
In thousands of USD
Opening date	Expiration date	Rate	Principal balance	Designated capital as a hedged instrument
18/10/2017	18/10/2027	7.03%	461,707	355,339
18/12/2019	18/12/2019	4.68%	800,000	529,205
Total debt securities issued			1,261,707	884,544